Simplify Volatility Premium ETF
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
1
Principal Value
U.S. Government Obligations – 88.1%
U.S. Treasury Note, 2.88%, 6/15/2025 ............................................. $ 50,000,000 $ 48,242,187
U.S. Treasury Note, 0.38%, 9/15/2024(a) ........................................... 50,000,000 46,402,344
U.S. Treasury Note, 1.50%, 2/29/2024(b) ........................................... 2,000,000 1,924,063
Total U.S. Government Obligations (Cost $98,901,442) .............................................. 96,568,594
Number of
Contracts Notional Amount
Purchased Options – 0.7%
Calls – Exchange-Traded – 0.7%
ProShares Ultra VIX Short-Term Futures, October Strike Price $16, Expires
10/21/22 ..................................................... 4,400 7,040,000 334,400
ProShares Ultra VIX Short-Term Futures, November Strike Price $21, Expires
11/18/22 ..................................................... 4,500 9,450,000 425,250
759,650
Total Purchased Options (Cost $631,309) .......................................................... 759,650
Total Investments – 88.8%
(Cost $99,532,751) .......................................................................... $ 97,328,244
Other Assets in Excess of Liabilities – 11.2% ........................................................ 12,320,878
Net Assets – 100.0% .......................................................................... $ 109,649,122
(a) Security, or a portion thereof, in the amount of $48,812,500 has been pledged as collateral for reverse repurchase agreements as of September 30, 2022.
(b) Securities with an aggregate market value of $1,923,680 have been pledged as collateral for options as of September 30, 2022.
At September 30, 2022, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts:
CBOE VIX Future ................................ (835) $ (26,315,860) 10/19/22 $ (4,386,713)
CBOE VIX Future ................................ (187) (5,810,408) 11/16/22 (246,906)
Total net unrealized depreciation $ (4,633,619)
Summary of Investment Type
Industry
% of Net
Assets
U.S. Government Obligations ....................................................................... 88.1%
Purchased Options ............................................................................... 0.7%
Total Investments ................................................................................ 88.8%
Other Assets in Excess of Liabilities .................................................................. 11.2%
Net Assets ..................................................................................... 100.0%

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
At September 30, 2022, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 3.14% 9/23/2022 10/24/2022 $ 48,812,500 $ 48,842,303